Financial Risk Management - Summary of Working Capital Calculation (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net current assets (liabilities) [abstract]
Total current assets	R$ 18,734,820	R$ 9,430,057
Total current liabilities	(16,159,586)	(7,518,423)	R$ (4,566,881)
Total net working capital	R$ 2,575,234	R$ 1,911,634